9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2025

	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share- based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 9,963	$ 171,963
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ 7,970	$ 157,970
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,970	$ 7,970
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 6,376	$ 6,376

For the year ended September 30, 2024

	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 53,851	$ 215,851
Rob Duncan VP of Exploration	$ 126,724	$ Nil	$ Nil	$ Nil	$ 46,158	$ 172,882
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 46,158	$ 46,158
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772